Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 6:- LEASES

The Company has several operating lease agreements that include leases of office space, lab, production line and cars that are used to maintain the Company’s ongoing operation.  The leases of the offices and cars are for a period of 10 and 3 years, respectively. Some of these lease agreements include extension options. The Company does not include in the lease term the exercise of extension options unless it is reasonably certain at lease commencement that the extension options will be exercised.

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2023	2022
Office
Weighted average remaining lease term (in years)	4	5
Weighted average discount rate	8%	8%

Cars
Weighted average remaining lease term (in years)	0.8	1.7
Weighted average discount rate	18%-26%	18%-23%

Minimum lease payments for the Company’s right of use assets over the remaining lease periods as of December 31, 2023, are as follows:

	Office	Cars
2024	$322	$82
2025	322	42
2026	322	-
2027	322	-
		-

Total undiscounted lease payments	1,288	124
Less - adjustment to discounted lease payments	(202)	(18)
Present value of lease liabilities	$1,086	$106

Lease Costs

The table below presents certain information related to lease costs and operating leases:

	Year ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of leases liabilities:
Operating leases	$343	$351	336

right-of-use assets obtained in exchange for lease obligations: (non-cash)
Operating leases	252	355	97